Share-based compensation - Summary of Stock Options for Exchange to RSUs and Employee Stock Options (Details) - Employee Stock Options	6 Months Ended
Jun. 30, 2026 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (years) | yr	7
Weighted-average share price at grant date | $ / shares	$ 10.05
Expected price volatility of the Company's ADSs (%)	50.00%
Risk-free interest rate (%)	4.27%